Schedule of other (expenses) income (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Unrealized and realized exchange differences	£ (87,631)	£ 54,002